Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables, current and non-current - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Payables Current And Non Current Abstract
Accrued payroll and welfare benefits	¥ 24,465	¥ 12,581
Government subsidies received on behalf of certain teachers and students	11,413	824
Other tax payables	165	612
Deposits received	212	75
Accrued service fees	147	48
Accrued utilities fees	71	37
Collection of teaching and auxiliary materials fee	15,879	12,464
Accrued expenses	1,532	7,868
Others	224	251
Accrued expenses and other payables	54,108	34,760
Including:
- Current portion	52,463	26,771
- Non-current portion	¥ 1,645	¥ 7,989